Notes Payable (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Debt Structure [Table Text Block]

	Borrowed Balance	Effective Rate	Contract Maturity
Fixed Rate Secured Debt
Individual property mortgages	$388,759	4.7%	6/2/2019
FNMA conventional credit facilities	50,000	4.7%	3/31/2017
Credit facility balances with:
LIBOR-based interest rate swaps	284,000	5.3%	6/22/2014
Total fixed rate secured debt	$722,759	4.9%	4/28/2017
Variable Rate Secured Debt (1)
FNMA conventional credit facilities	$214,721	0.7%	9/6/2016
FNMA tax-free credit facilities	69,515	0.9%	8/11/2031
Freddie Mac credit facilities	64,247	0.7%	7/1/2014
Freddie Mac mortgage	15,200	3.5%	1/1/2016
Total variable rate secured debt	$363,683	0.9%	2/14/2019
Total Secured Debt	$1,086,442	3.6%	12/4/2017

Unsecured Debt
Variable rate credit facility	$125,000	1.4%	11/1/2015
Term loan fixed with swaps	150,000	2.4%	3/1/2017
Fixed rate senior private placement bonds	310,000	4.5%	7/27/2021
Total Unsecured Debt	$585,000	3.3%	3/20/2019

Total Outstanding Debt	$1,671,442	3.5%	5/18/2018

(1) Includes capped balances.

MAALP has additional requirements related to $20.2 million of tax-free bonds issued by MAA but held within the FNMA facility. These amounts are not included in our debt discussion above or within our Consolidated Balance Sheets as MAALP is not the legal borrower of the bonds; however, because of MAALP's obligations under the FNMA facility, we could be required to pay related principal, interest, and other costs if MAA were to default on its payments.